Rule 497(e)
                                                          SEC File No. 002-85378
                                                          Rule 482 ad



THE FLEX-FUNDS
family of no-load mutual funds

The Flex-funds offers a wide range of no load mutual funds to help you achieve your long term financial goals. Whether you are a conservative, risk-averse investor, or a growth-oriented, aggressive investor, you can create a Flex-funds portfolio that's built around your own investment style and needs.


                                  CONSERVATIVE

THE MONEY MARKET FUND -----------------
seeks current income and
stable asset values through
investment in a portfolio of
money market instruments.

                                        ------- THE U.S. GOVERNMENT BOND FUND
                                                seeks to maximize current income
                                                through investment in securities
                                                issued and repurchase agreements
                                                by the U.S. Government.

THE MUIRFIELD FUND---------------------
seeks growth of capital
through investment in the
shares of other mutual funds.

                                        ------- THE TOTAL RETURN UTILITIES FUND
                                                seeks current income, growth of
                                                income, and capital appreciation
                                                from a diversified portfolio of
                                                utility stocks.

THE HIGHLANDS GROWTH FUND -------------
seeks growth of capital by
investing primarily in a
diversified portfolio of
growth-oriented common stocks.

                                        ------- THE DYNAMIC GROWTH FUND
                                                seeks growth of capital by
                                                investing primarily in other
                                                growth-oriented mutual funds.

THE AGGRESSIVE GROWTH FUND ------------
seeks growth of capital by
investing primarily in other
aggressive growth mutual funds.

                                   AGGRESSIVE



For more information and a prospectus,
CALL (800) 325-3539

To obtain a prospectus containing more complete information about The Flex-funds, including other fees and expenses that apply to a continued investment in the Funds, you may call The Flex-funds at the above mentioned number or write to P.O. Box 7177, Dublin, OH 43017. Please read the prospectus carefully before investing.